Debt - Schedule of Fair Value Assumption Embedded Conversion Features (Details)	Jun. 06, 2018
Annual Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00%
Expected Life [Member]
Fair value assumptions, measurement input, term	6 months 10 days
Risk-Free Interest Rate[Member]
Fair value assumptions, measurement input, percentages	2.10%
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	46.90%